SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (DWAC) (Tables)	12 Months Ended
Dec. 31, 2023
Digital World Acquisition Corp. [Member]
Legal Entity [Line Items]
Basic and Diluted Net Income (Loss) per Share
The following table reflects the calculation of basic and diluted net income (loss) per share (in dollars, except per share amounts):

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Redeemable	Non Redeemable	Redeemable	Non Redeemable
Basic and diluted net income (loss) per share of common stock Numerator:
Allocation of net income (loss), as adjusted	$(14,776,927)	$(7,113,714)	(11,799,077)	$(3,843,471)
Denominator: Basic and diluted weighted average shares outstanding	30,018,099	7,187,258	30,026,614	7,187,500
Basic and diluted net income (loss) per share of common stock	$(0.49)	$(0.99)	(0.39)	$(0.53)